SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill, Impairment of Long-lived Assets Other Than Goodwill, Deferred Offering Costs, Operating Leases and Notes payable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment charge on goodwill	$ 0
Impairment of long-lived assets other than goodwill	0	$ 0	$ 0
Deferred offering costs	100,000	100,000
Impairment for right-of-use lease assets	0	0	0
Cash and cash equivalents pledged as collateral	$ 8,376,345	$ 8,865,156	184,232
Cash and Cash Equivalents, Pledged Status [Extensible Enumeration]	Asset Pledged as Collateral
Cash and Cash Equivalents, Pledging Purpose [Extensible Enumeration]	us-gaap:NotesPayableOtherPayablesMember
Notes payable			$ 0
Effective annual interest rate %	2.00%	2.90%